Investment Portfolio	as of March 31, 2020 (Unaudited)

DWS Core Equity VIP

	Shares	Value ($)
Common Stocks 99.1%
Communication Services 10.0%
Entertainment 1.5%
Live Nation Entertainment, Inc.*	27,196	1,236,330
Interactive Media & Services 4.1%
Alphabet, Inc. "A"*	1,195	1,388,530
Alphabet, Inc. "C"*	1,441	1,675,609
TripAdvisor, Inc.	19,306	335,732
		3,399,871
Media 2.0%
Interpublic Group of Companies, Inc.	24,059	389,516
Omnicom Group, Inc.	22,539	1,237,391
		1,626,907
Wireless Telecommunication Services 2.4%
T-Mobile U.S., Inc.	23,859	2,001,770
Consumer Discretionary 10.7%
Auto Components 1.0%
Gentex Corp.	36,020	798,203
Hotels, Restaurants & Leisure 1.8%
Marriott International, Inc. "A"	3,695	276,423
MGM Resorts International	53,062	626,131
Wyndham Hotels & Resorts, Inc.	17,613	554,986
		1,457,540
Household Durables 0.7%
D.R. Horton, Inc.	9,882	335,988
PulteGroup, Inc.	13,310	297,079
		633,067
Internet & Direct Marketing Retail 6.0%
Amazon.com, Inc.*	2,544	4,960,088
Specialty Retail 0.8%
Best Buy Co., Inc.	11,661	664,677
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc. "B"	3,997	330,712
Consumer Staples 7.2%
Beverages 4.2%
Keurig Dr Pepper, Inc.	34,645	840,834
Molson Coors Beverage Co. "B"	22,239	867,544
PepsiCo, Inc.	14,533	1,745,413
		3,453,791
Food & Staples Retailing 1.6%
Costco Wholesale Corp.	2,597	740,483
U.S. Foods Holding Corp.*	19,151	339,164
Walmart, Inc.	2,121	240,988
		1,320,635
Household Products 0.8%
Energizer Holdings, Inc.	20,196	610,929
Personal Products 0.6%
Herbalife Nutrition Ltd.*	18,002	524,938
Energy 2.5%
Energy Equipment & Services 0.4%
National Oilwell Varco, Inc.	22,213	218,354
Schlumberger Ltd.	9,900	133,551
		351,905
Oil, Gas & Consumable Fuels 2.1%
Cheniere Energy, Inc.*	16,565	554,927
Exxon Mobil Corp.	9,782	371,423
Kinder Morgan, Inc.	44,995	626,330
Targa Resources Corp.	22,702	156,871
		1,709,551
Financials 10.7%
Banks 4.6%
Bank of America Corp.	28,447	603,930
Citigroup, Inc.	25,192	1,061,087
JPMorgan Chase & Co.	12,842	1,156,165
Popular, Inc.	20,052	701,820
Wells Fargo & Co.	10,213	293,113
		3,816,115
Capital Markets 4.2%
Ameriprise Financial, Inc.	5,599	573,786
Ares Capital Corp.	27,689	298,487
CME Group, Inc.	4,061	702,187
Intercontinental Exchange, Inc.	6,393	516,235
LPL Financial Holdings, Inc.	14,711	800,720
MSCI, Inc.	1,981	572,430
		3,463,845
Insurance 1.9%
Chubb Ltd.	4,213	470,550
MetLife, Inc.	34,514	1,055,093
		1,525,643
Health Care 16.3%
Biotechnology 6.4%
Alexion Pharmaceuticals, Inc.*	4,833	433,955
Amgen, Inc.	10,453	2,119,137
Biogen., Inc.*	5,596	1,770,462
Gilead Sciences, Inc.	12,879	962,834
		5,286,388
Health Care Equipment & Supplies 2.1%
Baxter International, Inc.	6,257	508,006
Hill-Rom Holdings, Inc.	7,609	765,465
Medtronic PLC	4,762	429,437
		1,702,908
Health Care Providers & Services 4.9%
Cigna Corp.	5,195	920,450
DaVita, Inc.*	12,895	980,794
Guardant Health, Inc.*	12,693	883,433
HCA Healthcare, Inc.	6,949	624,368
McKesson Corp.	4,778	646,272
		4,055,317
Pharmaceuticals 2.9%
Merck & Co., Inc.	16,966	1,305,364
Pfizer, Inc.	32,190	1,050,682
		2,356,046
Industrials 8.7%
Aerospace & Defense 4.2%
Arconic, Inc.	19,540	313,812
Boeing Co.	1,853	276,357
L3Harris Technologies, Inc.	7,886	1,420,426
Lockheed Martin Corp.	1,286	435,890
Teledyne Technologies, Inc.*	3,534	1,050,552
		3,497,037
Building Products 0.4%
Owens Corning	4,009	155,589
Trane Technologies PLC	2,005	165,593
		321,182
Commercial Services & Supplies 1.6%
Waste Management, Inc.	14,045	1,300,005
Industrial Conglomerates 0.7%
Honeywell International, Inc.	4,276	572,086
Machinery 0.8%
Ingersoll Rand, Inc.*	1,768	43,847
Parker-Hannifin Corp.	4,958	643,201
		687,048
Professional Services 0.5%
Equifax, Inc.	3,333	398,127
Road & Rail 0.5%
Norfolk Southern Corp.	2,601	379,746
Information Technology 23.5%
IT Services 3.8%
Gartner, Inc.*	7,572	753,944
Visa, Inc. "A"	14,685	2,366,047
		3,119,991
Semiconductors & Semiconductor Equipment 3.5%
Intel Corp.	18,048	976,758
QUALCOMM., Inc.	14,332	969,560
Teradyne, Inc.	16,889	914,877
		2,861,195
Software 9.4%
Microsoft Corp.	38,796	6,118,517
Oracle Corp.	28,670	1,385,621
Splunk, Inc.*	2,225	280,862
		7,785,000
Technology Hardware, Storage & Peripherals 6.8%
Apple, Inc.	22,091	5,617,520
Materials 2.6%
Chemicals 1.0%
Air Products & Chemicals, Inc.	1,788	356,903
PPG Industries, Inc.	1,978	165,361
Westlake Chemical Corp.	6,808	259,861
		782,125
Containers & Packaging 0.5%
International Paper Co.	6,049	188,305
Sonoco Products Co.	4,527	209,827
		398,132
Metals & Mining 1.1%
Steel Dynamics, Inc.	40,442	911,563
Real Estate 3.7%
Equity Real Estate Investment Trusts (REITs)
AvalonBay Communities, Inc.	4,170	613,699
Digital Realty Trust, Inc.	7,234	1,004,875
Iron Mountain, Inc.	15,883	378,015
Prologis, Inc.	10,761	864,862
Public Storage	1,091	216,683
		3,078,134
Utilities 3.2%
Electric Utilities 1.0%
Evergy, Inc.	7,757	427,023
Pinnacle West Capital Corp.	5,149	390,243
		817,266
Gas Utilities 0.3%
UGI Corp.	10,092	269,154
Multi-Utilities 0.6%
WEC Energy Group, Inc.	6,035	531,864
Water Utilities 1.3%
American Water Works Co., Inc.	8,708	1,041,128
Total Common Stocks (Cost $69,800,746)		81,655,479
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 0.32% (a) (Cost $735,309)	735,309	735,309
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $70,536,055)	100.0	82,390,788
Other Assets and Liabilities, Net	0.0	11,053
Net Assets	100.0	82,401,841

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended March 31, 2020 are as follows:

Value ($) at 12/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2020	Value ($) at 3/31/2020
Securities Lending Collateral —%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.33% (a) (b)
1,076,250	—	1,076,250 (c)	—	—	348	—	—	—
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 0.32% (a)
568,188	4,730,464	4,563,343	—	—	64	—	735,309	735,309
1,644,438	4,730,464	5,639,593	—	—	412	—	735,309	735,309

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2020.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$81,655,479	$—	$—	$81,655,479
Short-Term Investments	735,309	—	—	735,309
Total	$82,390,788	$—	$—	$82,390,788

(d)	See Investment Portfolio for additional detailed categorizations.